INCOME TAXES (Schedule of Income (loss) Before Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 123.2	$ 53.9	$ 4.4
Cayman [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	48.5	(17.2)	(0.7)
PRC [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	18.4
Hong Kong [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	51.7	0.0	0.0
Germany [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	(60.8)	0.0	0.0
Malaysia [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	63.6	0.0	0.0
Others [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 1.8	$ 8.8	$ 5.1